Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net loss	$ 7,616,000	$ 5,561,000
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	46,000	42,000
Amortization of right of use asset	90,000	87,000
Amortization of discount on debt issued	0	266,000
Derivative loss	0	1,729,000
Change in fair values of senior secured note and warrant liabilities	(2,998,000)	0
Provision for excess and obsolete inventory	180,000	319,000
Stock-based compensation	165,000	141,000
Loss on settlement of debt	6,098,000	0
Changes in operating assets and liabilities:
Accounts receivable	27,000	506,000
Inventories	(321,000)	(246,000)
Prepaid expenses and other assets	(132,000)	28,000
Accounts payable	632,000	227,000
Accrued expenses and other liabilities	121,000	318,000
Operating lease obligation	(92,000)	(97,000)
Net cash used in operating activities	(3,800,000)	(2,241,000)
Cash flows from investing activities:
Purchase of plant, property and equipment	(26,000)	0
Net cash used in investing activities	(26,000)	0
Cash flows from financing activities:
Proceeds from loans from related parties	700,000	1,352,000
Payments to loans from related parties	(866,000)	0
Issuance of convertible notes	0	(1,000,000)
Repayment of convertible notes	(7,379,000)	0
Stock option exercise	42,000
Proceeds from issuance of Common Stock	0	500,000
Repayment of finance lease obligations	(19,000)	(18,000)
Net cash provided by financing activities	(7,522,000)	2,834,000
Net increase (decrease) in cash, cash equivalents and restricted cash	(11,330,000)	592,000
Cash, cash equivalents and restricted cash at beginning of the period	11,451,000	96,000
Cash, cash equivalents and restricted cash at end of the period	121,000	688,000
Effect of exchange rate changes on cash and cash equivalents	18,000	(1,000)
Supplemental disclosure of cash flow information:
Cash paid for income taxes	0	17,000
Cash paid for interest	6,000	0
Non-cash investing and financing activities:
Stock Issued	2,077,000	0
Repayment of related party loan through settlement of related party receivable	134,000	0
Derivative liability recognized on issuance of convertible notes	$ 0	$ 616,000